Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss)	$ (860)	$ (12,721)
Items that may be subsequently classified to net income (loss):
Currency translation adjustments on foreign operations	450	785
Total comprehensive income (loss)	(410)	(11,936)
Total comprehensive income (loss) attributable to shareholders	(4,195)	(11,480)
Non-controlling interests	3,785	(456)
Total comprehensive income (loss) attributable to shareholders	$ (410)	$ (11,936)